CONCESSIONS AND AUTHORIZATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Concessions And Authorizations
Schedule of concessions and authorizations held

Cemig, through its subsidiaries, holds the following concessions or authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date *
POWER GENERATION

Hydroelectric plants
Emborcação (1) (2)	Cemig GT	07/1997	07/2025
Nova Ponte (1) (2)	Cemig GT	07/1997	07/2025
Santa Luzia (1)	Cemig GT	07/1997	02/2026
Sá Carvalho (1)	Sá Carvalho	01/2004	12/2024
Rosal (1)	Rosal Energia	01/1997	05/2032
Machado Mineiro (1) Salto Voltão (1) Salto Paraopeba (1) Salto do Passo Velho (1)	Horizontes Energia	Resolution 331/2002	07/2025 10/2030 10/2030 10/2030
PCH Pai Joaquim (1)	Cemig PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	02/2035
Queimado (Consortium) (1)	Cemig GT	06/1997	01/2033
Rio de Pedras (1)	Cemig GT	02/2013	09/2024
Poço Fundo (1) (7)	Cemig Geração Poço Fundo	01/2021	08/2045
São Bernardo (1)	Cemig GT	02/2013	08/2025
Três Marias (3)	Cemig Geração Três Marias	08/2016	01/2046
Salto Grande (3)	Cemig Geração Salto Grande	09/2016	01/2046
Itutinga (3)	Cemig Geração Itutinga	10/2016	01/2046
Camargos (3)	Cemig Geração Camargos	11/2016	01/2046
Coronel Domiciano, Joasal, Marmelos, Paciência and Piau (3)	Cemig Geração Sul	12/2016 and 13/2016	01/2046
Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras (3)	Cemig Geração Leste	14/2016 and 15/2016	01/2046
Cajurú, Gafanhoto and Martins (3)	Cemig Geração Oeste	16/2016	01/2046

Wind power plants
Central Geradora Eólica Praias de Parajuru (4)	Parajuru	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (4)	Volta do Rio	Resolution 660/2001	01/2031

POWER TRANSMISSION
National grid (5)	Cemig GT	006/1997	01/2043
Substation — SE Itajubá (5)	Cemig GT	79/2000	10/2030
Furnas — Pimenta — Transmission line (5)	Centroeste	004/2005	03/2035

ENERGY DISTRIBUTION (6)	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045

GAS DISTRIBUTION (6)	Gasmig	State Law 11,021/1993	01/2053

*	The concession contract that were eligible for extension of the concession grant as a result of the renegotiation of hydrological risk (GSF) await a call from Aneel for signature of the amendment; and the eligible plants for which the grants were given by authorizing resolution await reformulation of those acts to contain the new dates. More details see Note 18.
(1)	Generation concession contracts that are not within the scope of IFRIC 12, whose infrastructure assets are recorded as PP&E since the concession grantor does not have control over whom the service is provided to as the output is being sold mainly in the Free Market (‘ACL’).
(2)	On July 17, 2020, Cemig GT filed a statement of its interest in extending these plants concession, under the independent producer regime, outside the regime of quotas, to ensure its right of option under the legislative changes currently under discussion, relating to the group of measures to modernize the electricity sector. Any actual decision will only be made after publication by the Brazilian Mining and Energy Ministry and by the grantor, Aneel, of the conditions for extension, which will be submitted to decision by Cemig’s governance bodies at the due time.
(3)	Generation concession contracts within the scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.
(4)	This refers to concessions, given by the process of authorization, for generation, as an independent power producer, of wind power, sold under the Proinfa program. The assets tied to the right of commercial operation are recorded in PP&E. The rights of authorization of commercial operation that are classified as an Intangible.
(5)	These refer to transmission concession contracts, for which a contract asset was recognized upon the application of IFRS 15, for being subject to satisfaction of performance obligations.

(6)	Concession contracts that are within the scope of IFRIC 12 and under which the concession infrastructure assets are recorded under the intangible and financial assets bifurcation model, and in compliance with IFRS 15, the infrastructure under construction has been classified as a contract asset. On August 5, 2021, Gasmig was informed by an Official Letter from the Minas Gerais State Economic Development Department: (i) that the date of closing of the present tariff cycle had been brought forward to December 31, 2021; and (ii) of the start of the process of Periodic Tariff Review, which will take into account previously decided methodology, based on fundamental criteria such as clients’ profile, costs of operation and investments.
(7)	Aneel approved, through Authorizing Resolution n. 9.735, on February 23, 2021, the transfer of the concession contract from Cemig GT to Cemig Poço Fundo. This transfer was formally agreed on April 16, 2021, resulting in a new contract (01/2021).

Schedule of concession and amount to be paid	Schedule of concession and amount to be paid Project Nominal value in 2021 Present value in 2021 Period of the concession Updating indexer Irapé 42 21 03/2006 – 02/2035 IGPM Queimado (Consortium) 12 6 01/2004 – 12/2032 IGPM
Schedule of nominal value and present value portion to be paid

The amounts paid to the grantor in 2021, the nominal value and the present value of the amounts to be paid in the next 12 months, are as follows:

Project	Interest, %	Amounts paid in 2021	Amounts to be paid in the next 12 months
Irapé	100.00	3	3
Queimado (Consortium)	82.50	1	1
(*)	Under Aneel Resolution 467/2011 the power plants with total installed generation capacity of 1 to 50 MW must pay Aneel for five years, starting on the date that the concession contract is signed.